STOCK-BASED AWARDS - Restricted Stock Award Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares
Granted (in shares)	50,092,300
Vested (in shares)	(1,068,049)
Cancelled/forfeited (in shares)	(789,640)
Nonvested balance at end of period (in shares)	48,234,611
Weighted-Average Grant-Date Fair Value
Nonvested balance at beginning of period (in dollars per share) | $ / shares	$ 20.45
Granted (in dollars per share) | $ / shares	20.52
Vested (in dollars per share) | $ / shares	21.13
Cancelled/forfeited (in dollars per share) | $ / shares	24.84
Nonvested balance at end of period (in dollars per share) | $ / shares	$ 20.45
Time-Based Shares
Shares
Granted (in shares)	34,067,889
Vested (in shares)	(1,068,049)
Cancelled/forfeited (in shares)	(789,640)
Nonvested balance at end of period (in shares)	32,210,200
Performance-Based Shares
Shares
Granted (in shares)	16,024,411
Nonvested balance at end of period (in shares)	16,024,411